Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Operating leases, rental expenses	¥ 49,892	$ 7,702	¥ 30,461	¥ 17,898
Recognized liabilities related to unrecognized tax benefits	32,596		¥ 24,058		$ 5,032
Joint Venture [Member]
Operating Leased Assets [Line Items]
Cash consideration paid to joint venture	¥ 10,000
Ownership percentage	20.00%				20.00%